Goodwill and Intangible Assets - Summary of Change Required for Carrying Value to Equal Recoverable Amount (Details) $ in Millions	Dec. 31, 2018 USD ($)
UNITED KINGDOM
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Discount Rate (pre-tax)	$ 0.1
Discount Rate (after-tax)	0.1
Perpetual Growth Rate	(0.2)
Revenue Growth Rate across the five year forecast	(0.6)
Adjusted EBITDA Margin as % of Revenue across the five year forecast	(0.6)
CAPEX as % of Revenue	0.7
Australia
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Discount Rate (pre-tax)	4.7
Discount Rate (after-tax)	3.3
Perpetual Growth Rate	(8.9)
Revenue Growth Rate across the five year forecast	(5.4)
Adjusted EBITDA Margin as % of Revenue across the five year forecast	(4.0)
CAPEX as % of Revenue	$ 3.5